Fair Value Measures (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value Levels used for Measurement
The Company utilizes the suggested accounting guidance for the three levels of inputs that may be used to measure fair value:

Level 1 -	Observable inputs such as quoted prices in active markets for identical assets or liabilities;
Level 2 -	Observable inputs, other than Level 1 inputs in active markets, that are observable either directly or indirectly; and
Level 3 -	Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions

Schedule of Carrying Amounts and Fair Values of Financial Assets and Liabilities
The following table shows the carrying amounts and fair values of financial assets and liabilities, including their levels in the fair value hierarchy:

	December 31, 2023				December 31, 2022
	Carrying Amount	Fair Value			Carrying Amount	Fair Value
(in thousands)		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
ABL Facility	$1,929,259	$—	$1,956,011	$—	$1,988,176	$—	$2,020,000	$—
2025 Secured Notes	522,735	—	527,021	—	520,350	—	526,800	—
2028 Secured Notes	494,500	—	474,285	—	493,470	—	450,135	—
2031 Secured Notes	493,709	—	528,075	—	—	—	—	—
Total	$3,440,203	$—	$3,485,392	$—	$3,001,996	$—	$2,996,935	$—